Consolidated Balance Sheets (Parenthetical) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Statement of Financial Position [Abstract]
Plant and equipment, net of accumulated depreciation $204,860 (2015 - $188,398) (note 9)	CAD 204,860	CAD 188,398
Common shares, authorized	unlimited	unlimited
Common Stock, Shares, Issued	30,518,907	33,150,281
Common Stock, Shares, Outstanding	30,518,907	33,150,281
Treasury shares (December 31, 2016 - 2,213,247 (December 31, 2015 - 1,256,803)) (note 17(a))	2,213,247	1,256,803